DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Jan. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Liabilities for Estimated Fair Value of Derivative Warrant Instruments

The fair value of each warrant granted in the private placement offering through January 31, 2012 has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	30,739,129
Market price of the Company’s common stock on the measurement dates	$0.05 and 0.09
Exercise price	$0.125
Risk free interest rate (1)	0.475%
Dividend yield	0.00%
Volatility	257.95%
Expected exercise term in years	1.5

(1)	The risk-free interest rate was determined by management using the average of 1- and 2-year Treasury Bill yield as of the grant dates.

Common stock issuable upon exercise of warrants	4,000,000
Market price of the Company’s common stock on the measurement dates	$0.08 and 0.10
Exercise price	$0.125
Risk free interest rate range (1)	0.61 - 0.81%
Dividend yield	0.00%
Volatility range	268.16 - 284.75%
Expected exercise term in years	1.5

(1)	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.

Common stock issuable upon exercise of warrants	4,000,000
Market price of the Company’s common stock on the measurement dates	$0.07 and 0.08
Exercise price	$0.125
Risk free interest rate range (1)	0.37 - 0.38%
Dividend yield	0.00%
Volatility range	257.60 - 259.63%
Expected exercise term in years	1.5

(1)	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.

Common stock issuable upon exercise of warrants	2,125,000
Market price of the Company’s common stock on the measurement date	$0.05
Exercise price	$0.06
Risk free interest rate	0.37%
Dividend yield	0.00%
Volatility	295.28%
Expected exercise term in years	2.0

	January 31, 2013	January 31, 2012

Common stock issuable upon exercise of warrants	41,671,195	38,739,129
Market price of the Company’s common stock on the measurement dates	$0.008	$0.064
Exercise price range	$0.03 - 0.06	$0.125
Risk free interest rate range (1)	0.42 - 0.65%	0.08 - 0.13%
Dividend yield	0.00%	0.00%
Volatility range	306.62 - 327.98%	288.34%
Expected exercise term in years	2.89 - 4.12	0.39 - 0.95

(1)	The risk-free interest rate was determined by management using the 3-year and the average of the 3- and 5-year Treasury Bill as of January 31, 2013, and the 6-month and 1-year Treasury Bill as of January 31, 2012, respectively.